Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 THB (฿)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 HKD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 683,628										₩ 642,739
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	110,056										107,747
Financial liabilities	27,708										43,632
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	107,127	$ 74,570,304,000,000									103,021	$ 70,136,599,000,000
Financial liabilities	27,138	$ 18,911,133,000,000									43,009	$ 29,286,354,000,000
JPY | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,845		¥ 309,989,470,000,000								4,654		¥ 496,929,791,000,000
Financial liabilities	410		¥ 44,698,337,000,000								525		¥ 56,100,772,000,000
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	46			€ 27,179,000,000							43			€ 27,925,000,000
Financial liabilities	76			€ 45,155,000,000							50			€ 32,910,000,000
IDR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0				Rp 9,851,056,000,000						1				Rp 9,851,056,000,000
Financial liabilities	61				Rp 711,971,835,000,000						48				Rp 522,083,448,000,000
THB | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1					฿ 21,131,000,000					1					฿ 21,131,000,000
Financial liabilities	0					฿ 0					0					฿ 0
VND | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0						₫ 6,026,400,000,000				0						₫ 6,026,400,000,000
Financial liabilities	0						₫ 0				0						₫ 0
HKD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	37							$ 197,522,000,000			27							$ 141,271
Financial liabilities	0							$ 0			₩ 0							$ 0
MYR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0								RM 0
Financial liabilities	9								RM 24,358,000,000
GBP | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0									£ 0
Financial liabilities	₩ 14									£ 7,182,000,000